Dividends - Additional Information (Detail) - ARS ($) $ / shares in Units, $ in Thousands						12 Months Ended
	Jan. 09, 2023	Sep. 12, 2022	May 09, 2022	Apr. 26, 2022	Apr. 27, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Dividends [Line Items]
Dividend			$ 8,000,000	$ 18,460,678	$ 3,751,528
Dividend per share				$ 7.46	$ 1.02
Dividends paid, ordinary shares	$ 4,000,000	$ 4,000,000				$ 31,886,624	$ 3,751,528	$ 5,987,515
Retained earnings						(174,777,575)	$ (173,444,489)
Increase decrease in reserve						1,700,000
Optional Reserve for Future Income Distribution
Disclosure Of Dividends [Line Items]
Dividend			$ 13,425,946	$ 11,000,000	$ 1,500,000
Dividends paid, ordinary shares		$ 6,712,973
Retained earnings						14,633,971		$ 4,000,000
Increase decrease in reserve						$ 5,564,580